Dunham Funds

Dunham Emerging Markets Stock Fund Class A (DAEMX) Class C (DCEMX) Class N (DNEMX)

Incorporated herein by reference is the definitive version of the Prospectus supplement for the above-referenced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 1, 2019 (SEC Accession No. 0001580642-19-001656).